Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 15, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (“CAP”) to the Company’s principal executive officer (“PEO”) (also referred to as CEO) and non-principal executive officer NEOs (“Non-PEO NEOs”) and certain financial performance of the Company.
CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information on the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation—Compensation Discussion and Analysis.”
Pay Versus Performance

Year	SCT Total for Mr. Papadopoulo (1)	CAP to Mr. Papadopoulo (2)	SCT Total for Mr. Grandisson (3)	CAP to Mr. Grandisson (2)	Average SCT Total for Non-PEO NEOs (4)	Average CAP to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based On:
							Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)	Net Income (in millions) (8)	Operating ROE (9)
2024	31,758,573	37,871,418	9,421,187	25,401,377	17,757,846	21,235,910	226.44	227.67	4,272	18.9%
2023	N/A	N/A	13,102,252	21,589,156	5,595,327	8,510,086	173.16	168.05	4,403	21.6%
2022	N/A	N/A	12,101,639	20,596,816	4,658,436	7,460,450	146.37	151.65	1,436	14.8%
2021	N/A	N/A	9,336,013	16,348,981	5,557,283	7,443,067	103.64	127.58	2,093	11.5%
2020	N/A	N/A	8,779,832	2,801,587	3,881,973	2,994,739	84.10	106.96	1,364	4.8%

(1)Represents compensation reported in the Summary Compensation Table (“SCT”) for our CEO, Mr. Papadopoulo, who was appointed effective October 13, 2024. Refer to “Compensation—Executive Compensation Tables—Summary Compensation Table.”
(2)The dollar amounts reported represent the amount of CAP, computed as required by Item 402(v) of Regulation S-K. The computations do not reflect the actual amount of compensation earned by or paid to Mr. Papadopoulo and Mr. Grandisson during the applicable year. Refer to the “PEO SCT Total to CAP Reconciliation” table below.
(3)Represents compensation reported in the SCT for our Retired CEO, Mr. Grandisson, who retired from the Company effective October 15, 2024. Refer to “Compensation—Executive Compensation Tables—Summary Compensation Table.” Mr. Grandisson’s employment will terminate on the six-month anniversary of his notice of termination as described in “Employment Arrangements—Marc Grandisson.”
(4)The dollar amounts reported represent the average compensation of Non-PEOs as a group as reported in the “Total” column of the SCT. For 2020 to 2023, this includes Messrs. Morin, Papadopoulo, Rajeh and Gansberg. For 2024, this includes Messrs. Morin, Rajeh and Gansberg and Ms. Todd. Refer to “Compensation—Executive Compensation Tables—Summary Compensation Table.”

(5)The dollar amounts reported represent the average amount of CAP to the Company’s Non-PEO NEOs as a group, computed as required by Item 402(v) of Regulation S-K. The computations do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. Refer to the “Average of Non-PEO NEO SCT Total to CAP Reconciliation” table below.
(6)Represents the Company’s cumulative TSR assuming reinvestment of dividends for the measurement period beginning at market close on December 31, 2019, through the end of the applicable year.
(7)Represents the cumulative TSR assuming reinvestment of dividends of the S&P 500 P&C Index for the measurement period beginning at the market close on December 31, 2019, through the end of the applicable year.
(8)The dollar amounts reported represent the amount of Net Income reflected in the Company’s audited financial statements for the applicable year.
(9)Represents the Operating ROE as described in “Annex B—Non-GAAP Financial Measures” for the applicable year.

Company Selected Measure Name			Operating ROE
Named Executive Officers, Footnote			For 2020 to 2023, this includes Messrs. Morin, Papadopoulo, Rajeh and Gansberg. For 2024, this includes Messrs. Morin, Rajeh and Gansberg and Ms. Todd.
Peer Group Issuers, Footnote			Represents the cumulative TSR assuming reinvestment of dividends of the S&P 500 P&C Index for the measurement period beginning at the market close on December 31, 2019, through the end of the applicable year.
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation:

	Year	Reported SCT for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (c)	CAP to PEO
Mr. Papadopoulo	2024	31,758,573	(26,553,754)	32,666,599	—	—	37,871,418
Mr. Grandisson	2024	9,421,187	(7,556,661)	23,536,851	—	—	25,401,377
(a)The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)Refer to the “PEO Equity Award Adjustments” table below.
(c)Arch does not provide Pension Benefits to its CEO.

Non-PEO NEO Average Total Compensation Amount			$ 17,757,846	$ 5,595,327	$ 4,658,436	$ 5,557,283	$ 3,881,973
Non-PEO NEO Average Compensation Actually Paid Amount			$ 21,235,910	8,510,086	7,460,450	7,443,067	2,994,739
Adjustment to Non-PEO NEO Compensation Footnote
Average of Non-PEO NEO SCT Total to CAP Reconciliation:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Reported Change in the Actuarial Present Value of Pension Benefits (c)	Average Pension Benefit Adjustments (c)	Average Compensation Actually Paid to Non-PEO NEOs
2024	17,757,846	(13,999,173)	17,477,237	—	—	21,235,910
(a)The average reported value of equity awards represents the average of total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)Refer to the “Average of Non-PEO NEO Equity Award Adjustments” table below.
(c)Arch does not provide Pension Benefits to its Non-PEO NEOs.

Equity Valuation Assumption Difference, Footnote
PEO Equity Award Adjustments:

	Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (a)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (a)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year (a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Mr. Papadopoulo	2024	25,670,787	5,411,835	—	1,583,977	—	—	32,666,599
Mr. Grandisson	2024	8,344,962	12,101,985	—	3,089,904	—	—	23,536,851
(a)The valuation assumptions differ from those disclosed as of the grant date of equity awards due to the fluctuation in the stock price and the corresponding Black-Scholes and Monte Carlo value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K. In calculating the Black-Scholes value of the option awards, the expected life input, based on the original expected life established at grant date, as used for financial reporting purposes, was adjusted downward in proportion to the degree to which the options were in-the-money relative to their exercise price and upward in proportion to the degree to which the options were out-of-the-money relative to their exercise price, as applicable. The reported year-end fair value of outstanding and unvested equity awards reflects the adjustments and amounts attributable to the Special Dividend, as applicable.
Average of Non-PEO NEO Equity Award Adjustments:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (a)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (a)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year (a)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	13,600,332	3,051,587	—	825,318	—	—	17,477,237
(a)The average valuation assumptions differ from those disclosed as of the grant date of equity awards due to the fluctuation in the stock price and the corresponding Black-Scholes and Monte Carlo value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K. In calculating the Black-Scholes value of the option awards, the expected life input, based on the original expected life established at grant date, as used for financial reporting purposes, was adjusted downward in proportion to the degree to which the options were in-the-money relative to their exercise price and upward in proportion to the degree to which the options were out-of-the-money relative to their exercise price, as applicable. The reported average year-end fair value of outstanding and unvested equity awards reflects the adjustments and amounts attributable to the Special Dividend, as applicable.

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Messrs. Papadopoulo and Grandisson in 2024 and Mr. Grandisson in prior years and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the CEO(s)) for the applicable years, strongly aligns with the Company’s cumulative TSR over the five years presented in the table. The alignment is because a significant portion of the compensation actually paid to Messrs. Papadopoulo and Grandisson in 2024 and Mr. Grandisson in prior years and to the other NEOs is comprised of equity awards. As described in more detail in the section “Compensation—Compensation Discussion and Analysis,” the Company targets (including the Outperformance Award) that approximately 89% of the value of total compensation awarded for Mr. Papadopoulo and 80% of the value awarded for the other NEOs be comprised of equity awards, including restricted shares, performance-based restricted shares and stock options.

CAP vs. Cumulative TSR

Compensation Actually Paid vs. Net Income
CAP and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Messrs. Papadopoulo and Grandisson in 2024 and Mr. Grandisson in prior years and the average amount of compensation actually paid to the Company’s other NEOs as a group is generally aligned with the Company’s Net Income for 2020 through 2024. Although Net Income can vary from year to year due to the inherent volatility in our business, compensation actually paid increased largely due to the fact that a significant portion of compensation paid to Messrs. Papadopoulo and Grandisson and to the Company’s NEOs as a group (excluding the CEO(s) for the applicable year) is comprised of equity awards, with TSR increasing by 126.4% over the five-year period. In 2022, the decrease in Net Income was driven by significant volatility in the capital markets and elevated catastrophic activity while Net Income in 2023 benefited from a lower level of catastrophe loss activity and the one-time impact of the implementation of a Corporate Income Tax regime in Bermuda. The Company does not utilize Net Income as a performance measure in the overall executive compensation program.

CAP vs. Net Income

Compensation Actually Paid vs. Company Selected Measure
CAP and Operating ROE
As demonstrated by the following graph, the amount of compensation actually paid to Messrs. Papadopoulo and Grandisson in 2024, and Mr. Grandisson in prior years, and the average amount of compensation actually paid to the Company’s other NEOs as a group is generally aligned with the Company’s growth in Operating ROE for the five years presented in the table. Compensation actually paid increased largely due to the fact that a significant portion of compensation paid to Messrs. Papadopoulo and Grandisson in 2024 and Mr. Grandisson in prior years and to the other NEOs as a group is comprised of equity awards, with TSR increasing by 30.8% for the year. For 2024, the decrease in Operating ROE can be explained by an average level of catastrophe loss activity, compared to 2023.
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Operating ROE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed year, to Company performance. The Company utilizes Operating ROE when setting goals in the Company’s short-term incentive compensation programs. Additionally, growth in Operating ROE is reflected in TBVPS, which is utilized in setting goals for the performance-based restricted shares that are awarded to the Company’s NEOs.

CAP vs. Operating ROE

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and the Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the five-year period presented in the table was approximately 126.4%, while the cumulative TSR of the peer group presented for this purpose, the S&P 500 P&C Index, was approximately 127.7% over the five years presented in the table. For more information regarding the Company’s performance and the companies that the Compensation and Human Capital Committee considers when determining compensation, refer to “Compensation—Compensation Discussion and Analysis.”

Total Shareholder Return

Tabular List, Table
Most Important Measures to Determine 2024 Compensation Actually Paid
The three items listed below represent the most important metrics used to link compensation actually paid for our NEOs for 2024 to the Company’s performance, as further described in “Compensation—Compensation Discussion and Analysis,” in the section titled “Elements of Compensation Program” sub-sections called “Short—Term Annual Cash Incentive” and “Annual Long-Term Incentive Plan.”
■Operating ROE
■Growth in TBVPS
■Relative TSR (the Company’s TSR as compared to a performance peer group established by the Compensation and Human Capital Committee)

Total Shareholder Return Amount			$ 226.44	173.16	146.37	103.64	84.10
Peer Group Total Shareholder Return Amount			227.67	168.05	151.65	127.58	106.96
Net Income (Loss)			$ 4,272,000,000	$ 4,403,000,000	$ 1,436,000,000	$ 2,093,000,000	$ 1,364,000,000
Company Selected Measure Amount			0.189	0.216	0.148	0.115	0.048
PEO Name	Mr. Papadopoulo	Mr. Grandisson		Mr. Grandisson	Mr. Grandisson	Mr. Grandisson	Mr. Grandisson
Measure:: 1
Pay vs Performance Disclosure
Name			Operating ROE
Non-GAAP Measure Description			Represents the Operating ROE as described in “Annex B—Non-GAAP Financial Measures” for the applicable year.
Measure:: 2
Pay vs Performance Disclosure
Name			Growth in TBVPS
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Nicolas Papadopoulo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 31,758,573
PEO Actually Paid Compensation Amount			37,871,418
Marc Grandisson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,421,187	$ 13,102,252	$ 12,101,639	$ 9,336,013	$ 8,779,832
PEO Actually Paid Compensation Amount			25,401,377	$ 21,589,156	$ 20,596,816	$ 16,348,981	$ 2,801,587
PEO | Nicolas Papadopoulo [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nicolas Papadopoulo [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nicolas Papadopoulo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(26,553,754)
PEO | Nicolas Papadopoulo [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,666,599
PEO | Nicolas Papadopoulo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,670,787
PEO | Nicolas Papadopoulo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,411,835
PEO | Nicolas Papadopoulo [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nicolas Papadopoulo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,583,977
PEO | Nicolas Papadopoulo [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nicolas Papadopoulo [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc Grandisson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc Grandisson [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc Grandisson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,556,661)
PEO | Marc Grandisson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,536,851
PEO | Marc Grandisson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,344,962
PEO | Marc Grandisson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,101,985
PEO | Marc Grandisson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc Grandisson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,089,904
PEO | Marc Grandisson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc Grandisson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,999,173)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,477,237
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,600,332
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,051,587
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			825,318
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0